Non-Controlling Interests Non-Controlling Interests - Summary of Ownership (Details)	Dec. 31, 2018	Dec. 31, 2017
Lotterie Nazionali S.r.l. (LN) | VIE, primary beneficiary
Non-Controlling Interests
Ownership percentage	64.00%
Lottomatica S.p.A. | VIE, primary beneficiary
Non-Controlling Interests
Ownership percentage		61.50%
New Jersey | VIE, primary beneficiary
Non-Controlling Interests
Ownership percentage	82.31%
IGH
Non-Controlling Interests
Ownership percentage	32.50%
Arianna 2001
Non-Controlling Interests
Ownership percentage	4.00%
Novomatic Italia
Non-Controlling Interests
Ownership percentage	2.00%